SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	35.SUBSEQUENT EVENTS On April 27, 2022, the Ordinary General Shareholders' Meeting approved to fully absorb the Retained Earnings of (AR$ 1,201,458,000) as of December 31, 2021 with Other Reserves.